Fair Value Measurements	12 Months Ended
Jan. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Hierarchy
Fair value measurement disclosures specify a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (“observable inputs”) or reflect the Company’s own assumptions of market participant valuation (“unobservable inputs”). In accordance with the fair value guidance, the hierarchy is broken down into three levels based on the reliability of the inputs as follows:

•	Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

•
Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly; and

•	Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value. Classification of the financial or non-financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Measurement of Fair Value
The Company measures fair value as an exit price, the price to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date, using the procedures described below for all financial and non-financial assets and liabilities measured at fair value.

Money Market Funds
The Company has cash equivalents consisting of short-term money market funds backed by U.S. Treasury securities. The primary objective of these investing activities is to preserve its capital for the purpose of funding operations and it does not enter into money market funds for trading or speculative purposes. The fair value is based on unadjusted quoted market prices for the funds in active markets with sufficient volume and frequency (Level 1).

Deferred Compensation Plan Assets and Liabilities
The Company maintains a Deferred Compensation Plan for the benefit of certain management employees. The investment funds offered to the participant generally correspond to the funds offered in the Company’s 401(k) plan and the account balance fluctuates with the investment returns on those funds. The fair value of the assets and corresponding liabilities are based on unadjusted quoted market prices for the funds in active markets with sufficient volume and frequency (Level 1). Additional information related to the Company’s Deferred Compensation Plan is disclosed in Note 5 to the consolidated financial statements.

Deferred Compensation Plan for Non-Employee Directors
Non-employee directors are eligible to participate in a deferred compensation plan, whereby deferred compensation amounts are valued as if invested in the Company’s common stock through the use of PSUs. Under the plan, each participating director’s account is credited with the number of PSUs equal to the number of shares of the Company’s common stock that the participant could purchase or receive with the amount of the deferred compensation, based upon the fair value (as determined based on the average of the high and low prices) of the Company’s common stock on the last trading day of the fiscal quarter when the cash compensation was earned. Dividend equivalents are paid on PSUs at the same rate as dividends on the Company’s common stock and are re-invested in additional PSUs at the next fiscal quarter-end. The PSUs are payable in cash based on the number of PSUs credited to the participating director’s account, valued on the basis of the fair value at fiscal quarter-end on or following termination of the director’s service. The fair value of the liabilities is based on an unadjusted quoted market price for the Company’s common stock in an active market with sufficient volume and frequency (Level 1). Additional information related to the Company’s deferred compensation plan for non-employee directors is disclosed in Note 5 to the consolidated financial statements.

Restricted Stock Units for Non-Employee Directors
Under the Company’s incentive compensation plans, cash-equivalent restricted stock units of the Company may be granted at no cost to directors. Plan participants are entitled to cash dividends for their respective units. The fair value of a restricted stock unit is the quoted market price for the Company’s common stock on the date of grant (Level 1). Additional information related to restricted stock units for non-employee directors is disclosed in Note 15 to the consolidated financial statements.

Performance Share Units
Under the Company’s incentive compensation plans, common stock or cash may be awarded at the end of the performance period at no cost to certain officers and key employees if certain financial goals are met. Under the plan, employees are granted performance share awards at a target number of shares or units, which vest generally over a three-year service period. At the end of the three-year period, the employee will be given an amount of shares between 0% and 200% of the targeted award, depending on the achievement of specified financial goals for the three-year period. The fair value of the performance share awards is the quoted market price for the Company’s common stock on the date of grant (Level 1). Additional information related to performance share units is disclosed in Note 15 to the consolidated financial statements.

Derivative Financial Instruments
The Company uses derivative financial instruments, primarily foreign exchange contracts, to reduce its exposure to market risks from changes in foreign exchange rates. These foreign exchange contracts are measured at fair value using quoted forward foreign exchange prices from counterparties corroborated by market-based pricing (Level 2). Additional information related to the Company’s derivative financial instruments is disclosed in Note 1 and Note 12 to the consolidated financial statements.

Secured Convertible Note
The Company received a secured convertible note as partial consideration for the disposition of Shoes.com, as further described in Note 2 to the consolidated financial statements. The convertible note is measured at fair value using unobservable inputs (Level 3).

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at January 31, 2015 and February 1, 2014. The Company did not have any transfers between Level 1 and Level 2 during 2014 or 2013.

		Fair Value Measurements
($ thousands)	Total	Level 1	Level 2	Level 3
Asset (Liability)

As of January 31, 2015:
Cash equivalents – money market funds	$35,533	$35,533	$—	$—
Non-qualified deferred compensation plan assets	2,904	2,904	—	—
Non-qualified deferred compensation plan liabilities	(2,904)	(2,904)	—	—
Deferred compensation plan liabilities for non-employee directors	(2,066)	(2,066)	—	—
Restricted stock units for non-employee directors	(8,857)	(8,857)	—	—
Performance share units	(5,147)	(5,147)	—	—
Derivative financial instruments, net	79	—	79	—
Secured convertible note	6,957	—	—	6,957

As of February 1, 2014:
Cash equivalents – money market funds	$41,236	$41,236	$—	$—
Non-qualified deferred compensation plan assets	2,191	2,191	—	—
Non-qualified deferred compensation plan liabilities	(2,191)	(2,191)	—	—
Deferred compensation plan liabilities for non-employee directors	(1,668)	(1,668)	—	—
Restricted stock units for non-employee directors	(7,769)	(7,769)	—	—
Performance share units	(2,300)	(2,300)	—	—
Derivative financial instruments, net	834	—	834	—

Impairment Charges
The Company assesses the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important that could trigger an impairment review include underperformance relative to expected historical or projected future operating results, a significant change in the manner of the use of the asset or a negative industry or economic trend. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more of the aforementioned factors, impairment is measured based on a projected discounted cash flow method. Certain factors, such as estimated store sales and expenses, used for this nonrecurring fair value measurement are considered Level 3 inputs. Long-lived assets held and used with a carrying amount of $87.8 million were written down to their fair value, resulting in impairment charges included in selling and administrative expenses of $2.0 million in 2014. Of the $2.0 million impairment charges, $1.0 million related to the Famous Footwear segment and $1.0 million related to the Brand Portfolio segment.

In 2013, long-lived assets held and used with a carrying amount of $81.4 million were written down to their fair value, resulting in impairment charges of $1.4 million included in selling and administrative expenses, of which $0.7 million related to the Famous Footwear segment and $0.7 million related to the Brand Portfolio segment.

In 2012, long-lived assets held and used with a carrying amount of $61.5 million were written down to their fair value, resulting in impairment charges of $4.1 million, including $2.5 million related to the Brand Portfolio segment and $1.6 million related to the Famous Footwear segment. Of the $2.5 million related to the Brand Portfolio segment, $2.3 million is included in restructuring and other special charges, net and $0.2 million is included in selling and administrative expenses. Of the $1.6 million related to the Famous Footwear segment, $1.3 million is included in restructuring and other special charges, net and $0.3 million is included in selling and administrative expenses.

During the first quarter of 2013, the Company recognized an impairment charge of $4.7 million ($4.7 million after tax, $0.11 per diluted share) related to certain supply chain and sourcing assets, which represented the excess net asset value over the estimated fair value of the assets less costs to sell. The fair value of net assets was estimated based on the anticipated sales proceeds. This is considered a Level 2 input as the assets were not sold on an active market. The impairment charge was recorded as impairment of assets held for sale in the consolidated statement of earnings and was included in the Brand Portfolio segment. These assets were sold in the second quarter of 2013 and the Company recognized an additional loss on sale of $0.6 million. See Note 4 to the consolidated financial statements for additional information.

During the second quarter of 2013, the Company sold ASG. In anticipation of this transaction, the assets of ASG were determined to be held for sale at May 4, 2013, and an impairment charge of $12.6 million was recorded in the first quarter of 2013 within the discontinued operations section of the consolidated statement of earnings. The Company recognized a gain on disposition of $1.0 million in the second quarter of 2013. ASG was previously included within the Brand Portfolio segment. The fair value of assets was estimated based on the anticipated sales proceeds less costs to sell. This is considered a Level 2 input as the assets were not sold on an active market. See Note 2 to the consolidated financial statements for additional information.

During 2012, the Company terminated the Etienne Aigner license agreement due to a dispute with the licensor and recognized an impairment charge of $5.8 million ($3.5 million on an after-tax basis, or $0.08 per diluted share), to reduce the remaining unamortized value of the licensed trademark intangible asset to zero.

The Company performed its annual impairment tests of indefinite lived intangible assets, which involves estimating the fair value using significant unobservable inputs (Level 3). As a result of its annual impairment testing, the Company did not record any impairment charges during 2014 or 2013 related to intangible assets.

The Company performed its annual impairment test of goodwill, which involves estimating the fair value of its reporting units using significant unobservable inputs (Level 3). The impairment test, performed as of the first day of the Company’s fourth fiscal quarter of 2014 and 2013, resulted in no impairment charges. See Note 1 and Note 9 for additional information related to the goodwill impairment test.

Fair Value of the Company’s Other Financial Instruments
The fair values of cash and cash equivalents (excluding money market funds discussed above), receivables, trade accounts payable and borrowing under the revolving credit agreement approximate their carrying values due to the short-term nature of these instruments.

The carrying amounts and fair values of the Company’s other financial instruments subject to fair value disclosures are as follows:

	January 31, 2015		February 1, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
($ thousands)
Long-term debt - Senior Notes	$199,197	$208,000	$199,010	$210,500

The fair value of the Company’s Senior Notes was based upon quoted prices in an inactive market as of the end of the respective periods (Level 2).